Schedule of Investments

ARK Space Exploration & Innovation ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–93.8%

Aerospace & Defense - 34.7%
AeroVironment, Inc.*	66,014	$7,285,965
Airbus SE (France)*	93,316	11,212,235
Boeing Co. (The)*	94,423	22,124,253
Elbit Systems Ltd. (Israel)	69,636	9,544,310
HEICO Corp.	60,533	8,523,046
Kratos Defense & Security Solutions, Inc.*	1,416,840	37,886,302
L3Harris Technologies, Inc.	164,069	34,328,157
Lockheed Martin Corp.	75,998	28,921,799
Spirit AeroSystems Holdings, Inc., Class A	442,081	20,198,681
Teledyne Technologies, Inc.*	41,713	18,676,996
Thales SA (France)	263,767	26,885,036
Virgin Galactic Holdings, Inc.*	307,740	6,816,441
Total Aerospace & Defense		232,403,221

Automobiles - 1.6%
Workhorse Group, Inc.*	877,271	10,869,388

Computer Hardware - 1.2%
Jaws Spitfire Acquisition Corp., Class A*	756,861	7,765,394

Diversified Telecommunication - 4.7%
Iridium Communications, Inc.*	829,241	31,502,866

Electronic Equipment, Instruments & Components - 9.1%
Trimble, Inc.*	743,530	60,969,460

Entertainment - 1.8%
Netflix, Inc.*	23,851	12,246,773

Household Durables - 1.8%
Garmin Ltd.	89,799	12,324,015

Industrial Conglomerates - 3.1%
Honeywell International, Inc.	33,910	7,563,286
Raven Industries, Inc.	330,084	13,408,012
Total Industrial Conglomerates		20,971,298

Interactive Media & Services - 4.3%
Alphabet, Inc., Class C*	9,100	21,932,092
Tencent Holdings Ltd. (China)(a)	82,116	6,541,360
Total Interactive Media & Services		28,473,452

Internet & Direct Marketing Retail - 12.3%
Alibaba Group Holding Ltd. (China)*(a)	46,227	10,676,125
Amazon.com, Inc.*	6,502	22,545,165
JD.com, Inc. (China)*(a)	465,077	35,978,357
Meituan, Class B (China)*(b)	332,959	12,773,555
Total Internet & Direct Marketing Retail		81,973,202

Machinery - 6.3%
Deere & Co.	36,201	13,425,141
Komatsu Ltd. (Japan)	976,688	28,642,008
Total Machinery		42,067,149

Semiconductors & Semiconductor Equipment - 4.5%
NVIDIA Corp.	27,256	16,363,957
Teradyne, Inc.	112,310	14,047,735
Total Semiconductors & Semiconductor Equipment		30,411,692

Software - 6.1%
ANSYS, Inc.*	19,507	7,132,930
Autodesk, Inc.*	19,605	5,722,896
Dassault Systemes SE (France)	78,410	18,189,174
Synopsys, Inc.*	26,758	6,610,831
UiPath, Inc., Class A*	42,074	3,029,328
Total Software		40,685,159

Transportation - 2.3%
Atlas Crest Investment Corp., Class A*	432,456	4,298,613
Reinvent Technology Partners, Class A*	1,127,726	11,164,487
Total Transportation		15,463,100
Total Common Stocks
(Cost $628,950,304)		628,126,169

EXCHANGE - TRADED FUND–6.0%

Equity Fund - 6.0%
The 3D Printing ETF*†
(Cost $41,244,687)	1,052,206	40,257,401

MONEY MARKET FUND–0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (c)
(Cost $1,385,051)	1,385,051	$1,385,051
Total Investments–100.0%
(Cost $671,580,042)		669,768,621
Liabilities in Excess of Other Assets–(0.0)%(d)		(323,987)
Net Assets–100.0%		$669,444,634

Schedule of Investments (continued)

ARK Space Exploration & Innovation ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 3/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021

Exchange - Traded Fund — 6.0%
Equity Fund — 6.0%
The 3D Printing ETF
–	42,330,124	(1,135,919)	50,482	(987,286)	–	–	1,052,206	40,257,401

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2021.
(d)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$628,126,169	$–	$–	$628,126,169
Exchange - Traded Fund	40,257,401	–	–	40,257,401
Money Market Fund	1,385,051	–	–	1,385,051
Total	$669,768,621	$–	$–	$669,768,621

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.